Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income	$ 40,295	$ 50,154	$ 68,870
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization and other non-cash items	(42,741)	(38,127)	(36,228)
Realized capital gains and losses	(14,911)	(17,743)	(42,907)
Interest credited to contractholder funds	129,911	144,340	154,447
Changes in:
Policy benefits and other insurance reserves	(26,252)	(29,081)	(22,697)
Deferred policy acquisition costs	10,230	(6,278)	(6,740)
Income taxes	10,673	33,391	43,297
Other operating assets and liabilities	(16,790)	(2,664)	1,199
Net cash provided by operating activities	90,415	133,992	159,241
Proceeds from sales
Fixed income securities	279,029	641,599	676,468
Equity securities	86,400		25,121
Limited partnership interests	23,009	6,131	5,684
Investment collections
Fixed income securities	374,968	451,878	349,578
Mortgage loans	90,226	83,394	28,155
Investment purchases
Fixed income securities	(427,674)	(775,407)	(668,237)
Equity securities	(88,307)	(49,931)
Limited partnership interests	(38,794)	(33,970)	(63,732)
Mortgage loans	(35,475)	(87,011)	(98,131)
Change in short-term investments, net	(33,563)	85,850	(16,744)
Change in policy loans and other investments, net	3,133	342	15,000
Net cash provided by investing activities	232,952	322,875	253,162
Cash flows from financing activities
Contractholder fund deposits	98,601	115,184	121,937
Contractholder fund withdrawals	(436,580)	(558,751)	(537,292)
Net cash used in financing activities	(337,979)	(443,567)	(415,355)
Net (decrease)increase in cash	(14,612)	13,300	(2,952)
Cash at beginning of year	16,882	3,582	6,534
Cash at end of year	$ 2,270	$ 16,882	$ 3,582